Debt, Credit Agreement (Q3) (Details) - USD ($) $ in Thousands			3 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Jun. 13, 2022	Nov. 30, 2021	Sep. 30, 2022	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Credit Agreement [Abstract]
Proceeds from issuance of debt				$ 0	$ 192,000	$ 60,000	$ 0	$ 0	$ 0
Debt issuance costs paid				0	$ 3,825	$ 955	960	$ 960	$ 0
Credit Agreement [Member]
Credit Agreement [Abstract]
Borrowings				$ 192,000
Maturity date						Jun. 10, 2025
Percentage of mandatory repayments on principal amount						0.50%		0.50%
Prepayment of debt			$ 0			$ 0
Effective Interest rate percentage			10.30%		9.50%	10.30%		9.50%
Premium percentage on principal repayment						10.00%		10.00%
Premium amount on principal repayment						$ 4,800		$ 4,800
Premium accrued							$ 1,118
Additional borrowing capacity	$ 60,000
Proceeds from issuance of debt	60,000
Debt issuance costs paid	$ 955				$ 3,825			$ 960
Additional percentage of default interest rate in an event of default						2.00%		2.00%
Period considered for additional premium after inception						24 months		24 months
Maximum leverage ratio prior to and through March 31, 2022			4.75			4.75
Maximum leverage ratio after March 31, 2022			3.25			3.25
Estimated fair value			$ 189,746		200,640	$ 189,746		$ 142,963
Credit Agreement [Member] | Interest Expense, Net [Member]
Credit Agreement [Abstract]
Premium accrued					$ 3,682			1,118
Credit Agreement [Member] | On or Before November 30, 2021 [Member]
Credit Agreement [Abstract]
Principal repayment, required amount		$ 48,000						$ 48,000
Credit Agreement [Member] | Index Rate [Member]
Credit Agreement [Abstract]
Debt instrument variable rate percentage						7.00%		7.00%
Credit Agreement [Member] | LIBOR [Member]
Credit Agreement [Abstract]
Debt instrument variable rate percentage						8.00%		8.00%